RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 03, 2017	Apr. 15, 2013	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 15, 2013
Description of management fee		quarterly management fee equal to 0.5% (2.0% annualized) of our company's adjusted net assets for services performed
Management consulting fee, quarterly		$ 43,750			$ 145,833
Bad debt expense			$ 100,000
Advances, related party			$ 108,878	$ 98,146	112,646
Partner LLC [Member]
Advances, related party					$ 36,325
Management Services Agreement [Member]
Description of management fee		quarterly management fee equal to 0.5% (2.0% annualized) of our company's adjusted net assets for services performed
Management consulting fee, quarterly	$ 62,500					$ 43,750
Description of gross income	expected to exceed, 9.5% of our gross income with respect to such fiscal year